Segment and geographic information - Profit or Loss and Assets for Reportable Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 2,659,941	$ 1,984,219	$ 2,959,077
Total adjusted EBITDA	271,758	68,111	291,775
Depreciation and amortization	(120,394)	(126,853)	(123,218)
Gains from sale, insurance recovery and contribution in equity method investment of property and equipment	4,876	4,210	5,175
Write-offs of property and equipment	(3,094)	(4,501)	(4,733)
Impairment of long-lived assets	(1,573)	(6,636)	(8,790)
Impairment of goodwill	0	(1,085)	(273)
Reorganization and optimization plan expenses	(12,054)	0	0
Operating income (loss)	139,519	(66,754)	159,936
Net interest expense	(49,546)	(59,068)	(52,079)
(Loss) gain from derivative instruments	(5,183)	(2,297)	439
Gain from securities	0	25,676	0
Foreign currency exchange results	(9,189)	(31,707)	12,754
Other non-operating income (expenses), net	2,185	2,296	(2,097)
Income tax expense	(31,933)	(17,532)	(38,837)
Net income attributable to non-controlling interests	(367)	(65)	(220)
Net income (loss) attributable to Arcos Dorados Holdings Inc.	45,486	(149,451)	79,896
Operating Segments
Segment Reporting Information [Line Items]
Revenues	2,659,941	1,984,219	2,959,077
Total adjusted EBITDA	338,499	118,481	354,946
Depreciation and amortization	(115,881)	(122,737)	(124,083)
Operating Segments | Brazil
Segment Reporting Information [Line Items]
Revenues	1,002,781	862,748	1,385,566
Total adjusted EBITDA	175,603	76,155	227,844
Depreciation and amortization	(54,883)	(59,466)	(63,467)
Operating Segments | NOLAD
Segment Reporting Information [Line Items]
Revenues	780,866	584,646	676,382
Total adjusted EBITDA	85,323	41,496	64,059
Depreciation and amortization	(34,810)	(35,812)	(31,192)
Operating Segments | SLAD
Segment Reporting Information [Line Items]
Revenues	876,294	536,825	897,129
Total adjusted EBITDA	77,573	830	63,043
Depreciation and amortization	(26,188)	(27,459)	(29,424)
Corporate and Others
Segment Reporting Information [Line Items]
Total adjusted EBITDA	(66,741)	(50,370)	(63,171)
Depreciation and amortization	$ (5,372)	$ (5,288)	$ (4,894)